Shareholders' Equity - Schedule of Stock Issued and Outstanding (Details) - USD ($) $ in Thousands		Sep. 30, 2026	Mar. 26, 2026	Dec. 31, 2025		Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	[3]
Class of Stock [Line Items]
Issued (in shares)		311,244,943
Outstanding (in shares)		311,244,943	297,993,837
Amount, issued		$ 575,526
Amount, outstanding		$ 575,526
Issued, convertible preferred shares (in shares)	[1]			199,930,069
Outstanding, convertible preferred shares (in shares)	[1]			199,930,069
Total Old Xanadu Preferred and Common Shares, issued (in shares)				255,894,945
Total Old Xanadu Preferred and Common Shares, outstanding (in shares)				255,894,945
Total Old Xanadu Preferred and Common Shares, issued, amount				$ 220,587
Total Old Xanadu Preferred and Common Shares, outstanding, amount				$ 220,587
Xanadu Class A Multiple Voting Shares
Class of Stock [Line Items]
Issued (in shares)		115,458,298
Outstanding (in shares)		115,458,298	254,709,401
Amount, issued		$ 99,747
Amount, outstanding		$ 99,747
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares")
Class of Stock [Line Items]
Issued (in shares)		195,786,645
Outstanding (in shares)		195,786,645	43,284,436
Amount, issued		$ 475,779
Amount, outstanding		$ 475,779
Old Xanadu Convertible Preferred Shares
Class of Stock [Line Items]
Issued, convertible preferred shares (in shares)				199,930,069
Outstanding, convertible preferred shares (in shares)		0		199,930,069	[2]	199,930,069	199,930,069	199,930,069
Amount, convertible preferred shares, outstanding				$ 213,002
Amount, convertible preferred shares, issued				$ 213,002
Old Xanadu Common Shares
Class of Stock [Line Items]
Issued (in shares)	[1]			55,964,876
Outstanding (in shares)	[1]			55,964,876
Amount, issued	[1]	$ 0		$ 7,585
Amount, outstanding				$ 7,585

[1]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.
[2]	The number of shares have been retroactively recast after giving effect to the Reverse Recapitalization.
[3]	The number of shares has been retroactively recast after giving effect to the Reverse Recapitalization.